Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions	Total	Common Stock And Surplus	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Unearned Compensation	Officer Notes Receivable
Balances at May. 31, 2009	$ 1,606.0	$ 2,183.1	$ 2,357.4	$ (2,864.2)	$ (57.2)	$ (13.0)	$ (0.1)
Net earnings	404.5	0	404.5	0	0	0	0
Other comprehensive income	(13.9)	0	0	0	(13.9)	0	0
Cash dividends declared	(140.0)	0	(140.0)	0	0	0	0
Stock option exercises	59.3	55.0	0	4.3	0	0	0
Stock-based compensation	33.6	33.6	0	0	0	0	0
ESOP note receivable repayments	1.8	0	0	0	0	1.8	0
Income tax benefits credited to equity	20.1	20.1	0	0	0	0	0
Purchases of common stock for treasury	(85.1)	0	0	(85.1)	0	0	0
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	7.6	6.1	0	1.5	0	0	0
Repayment of officer notes	0.1	0	0	0	0	0	0.1
Balances at May. 30, 2010	1,894.0	2,297.9	2,621.9	(2,943.5)	(71.1)	(11.2)	0
Net earnings	476.3	0		0	0	0	0
Other comprehensive income	11.3	0	0	0	11.3	0	0
Cash dividends declared	(176.3)	0	(176.3)	0	0	0	0
Stock option exercises	55.7	53.1	0	2.6	0	0	0
Stock-based compensation	33.9	33.9	0	0	0	0	0
ESOP note receivable repayments	1.8	0	0	0	0	1.8	0
Income tax benefits credited to equity	17.7	17.7	0	0	0	0	0
Purchases of common stock for treasury	(385.5)	0	0	(385.5)	0	0	0
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	7.3	6.2	0	1.1	0	0	0
Balances at May. 29, 2011	1,936.2	2,408.8	2,921.9	(3,325.3)	(59.8)	(9.4)	0
Net earnings	475.5	0		0	0	0	0
Other comprehensive income	(86.8)	0	0	0	(86.8)	0	0
Cash dividends declared	(224.6)	0	(224.6)	0	0	0	0
Stock option exercises	62.9	59.4	0	3.5	0	0	0
Stock-based compensation	26.5	26.5	0	0	0	0	0
ESOP note receivable repayments	2.1	0	0	0	0	2.1	0
Income tax benefits credited to equity	17.9	17.9	0	0	0	0	0
Purchases of common stock for treasury	(375.1)	0	0	(375.1)	0	0	0
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	7.4	6.2	0	1.1	0	0.1	0
Balances at May. 27, 2012	$ 1,842.0	$ 2,518.8	$ 3,172.8	$ (3,695.8)	$ (146.6)	$ (7.2)	$ 0